Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 6, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 1, 2018, OF

RARE GLOBAL INFRASTRUCTURE VALUE FUND (THE “FUND”)

Effective November 2, 2018, the Fund's management fee was reduced from a fee schedule that started at 0.90% of the Fund's average daily net assets and decreased to 0.80% as assets increased, to a flat rate of 0.80% of the Fund's average daily net assets.

In addition, effective November 2, 2018, the Fund replaced its current broad-based benchmark index, the MSCI World Core Infrastructure Index, with the S&P Global Infrastructure Index (the "S&P Index"). Legg Mason Partners Fund Advisor, LLC ("LMPFA") and the Fund's subadviser believe the S&P Index is a more appropriate benchmark for the Fund.

As a result, the following changes are made to the Fund's Summary Prospectus, Prospectus and Statement of Additional Information:

The following replaces the fee table and footnotes and expense example in the section of the Fund's Summary Prospectus and Prospectus entitled "Fees and expenses of the fund":

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees[6]	0.80	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.73[7]	0.93[8]	0.73[8]	0.83[8]	0.83[8]	0.70[7]	0.63[7]
Total annual fund operating expenses	1.78	1.98	2.53	1.88	2.13	1.50	1.43
Fees waived and/or expenses reimbursed[9]	(0.43)	(0.43)	(0.43)	(0.53)	(0.53)	(0.50)	(0.53)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.35	1.55	2.10	1.35	1.60	1.00	0.90

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]	The Fund's management fees have been restated to reflect current fees.

[7]	"Other expenses" for Class A, I and IS shares have been restated to reflect expenses as of March 31, 2018.

[8]	"Other expenses" for Class A2, C, FI and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[9]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.35% for Class A shares, 1.55% for Class A2 shares, 2.10% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	705	1,064	1,446	2,517
Class A2 (with or without redemption at end of period)	724	1,122	1,544	2,716
Class C (with redemption at end of period)	313	747	1,308	2,835
Class C (without redemption at end of period)	213	747	1,308	2,835
Class FI (with or without redemption at end of period)	137	539	966	2,157
Class R (with or without redemption at end of period)	163	616	1,095	2,419
Class I (with or without redemption at end of period)	102	425	771	1,748
Class IS (with or without redemption at end of period)	92	401	732	1,669

RARE Global Infrastructure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 6, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 1, 2018, OF

RARE GLOBAL INFRASTRUCTURE VALUE FUND (THE “FUND”)

Effective November 2, 2018, the Fund's management fee was reduced from a fee schedule that started at 0.90% of the Fund's average daily net assets and decreased to 0.80% as assets increased, to a flat rate of 0.80% of the Fund's average daily net assets.

In addition, effective November 2, 2018, the Fund replaced its current broad-based benchmark index, the MSCI World Core Infrastructure Index, with the S&P Global Infrastructure Index (the "S&P Index"). Legg Mason Partners Fund Advisor, LLC ("LMPFA") and the Fund's subadviser believe the S&P Index is a more appropriate benchmark for the Fund.

As a result, the following changes are made to the Fund's Summary Prospectus, Prospectus and Statement of Additional Information:

The following replaces the fee table and footnotes and expense example in the section of the Fund's Summary Prospectus and Prospectus entitled "Fees and expenses of the fund":

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees[6]	0.80	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.73[7]	0.93[8]	0.73[8]	0.83[8]	0.83[8]	0.70[7]	0.63[7]
Total annual fund operating expenses	1.78	1.98	2.53	1.88	2.13	1.50	1.43
Fees waived and/or expenses reimbursed[9]	(0.43)	(0.43)	(0.43)	(0.53)	(0.53)	(0.50)	(0.53)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.35	1.55	2.10	1.35	1.60	1.00	0.90

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]	The Fund's management fees have been restated to reflect current fees.

[7]	"Other expenses" for Class A, I and IS shares have been restated to reflect expenses as of March 31, 2018.

[8]	"Other expenses" for Class A2, C, FI and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[9]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.35% for Class A shares, 1.55% for Class A2 shares, 2.10% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	705	1,064	1,446	2,517
Class A2 (with or without redemption at end of period)	724	1,122	1,544	2,716
Class C (with redemption at end of period)	313	747	1,308	2,835
Class C (without redemption at end of period)	213	747	1,308	2,835
Class FI (with or without redemption at end of period)	137	539	966	2,157
Class R (with or without redemption at end of period)	163	616	1,095	2,419
Class I (with or without redemption at end of period)	102	425	771	1,748
Class IS (with or without redemption at end of period)	92	401	732	1,669

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class A2, C, FI and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's management fees have been restated to reflect current fees.<br/><br/>“Other expenses” for Class A, I and IS shares have been restated to reflect expenses as of March 31, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In addition, effective November 2, 2018, the Fund replaced its current broad-based benchmark index, the MSCI World Core Infrastructure Index, with the S&P Global Infrastructure Index (the "S&P Index"). Legg Mason Partners Fund Advisor, LLC ("LMPFA") and the Fund's subadviser believe the S&P Index is a more appropriate benchmark for the Fund.
RARE Global Infrastructure Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	$ 705
3 years	rr_ExpenseExampleYear03	1,064
5 years	rr_ExpenseExampleYear05	1,446
10 years	rr_ExpenseExampleYear10	2,517
1 year	rr_ExpenseExampleNoRedemptionYear01	705
3 years	rr_ExpenseExampleNoRedemptionYear03	1,064
5 years	rr_ExpenseExampleNoRedemptionYear05	1,446
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,517
RARE Global Infrastructure Value Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.93%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	$ 724
3 years	rr_ExpenseExampleYear03	1,122
5 years	rr_ExpenseExampleYear05	1,544
10 years	rr_ExpenseExampleYear10	2,716
1 year	rr_ExpenseExampleNoRedemptionYear01	724
3 years	rr_ExpenseExampleNoRedemptionYear03	1,122
5 years	rr_ExpenseExampleNoRedemptionYear05	1,544
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,716
RARE Global Infrastructure Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.10%
1 year	rr_ExpenseExampleYear01	$ 313
3 years	rr_ExpenseExampleYear03	747
5 years	rr_ExpenseExampleYear05	1,308
10 years	rr_ExpenseExampleYear10	2,835
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	747
5 years	rr_ExpenseExampleNoRedemptionYear05	1,308
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,835
RARE Global Infrastructure Value Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.83%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	$ 137
3 years	rr_ExpenseExampleYear03	539
5 years	rr_ExpenseExampleYear05	966
10 years	rr_ExpenseExampleYear10	2,157
1 year	rr_ExpenseExampleNoRedemptionYear01	137
3 years	rr_ExpenseExampleNoRedemptionYear03	539
5 years	rr_ExpenseExampleNoRedemptionYear05	966
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,157
RARE Global Infrastructure Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.83%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 163
3 years	rr_ExpenseExampleYear03	616
5 years	rr_ExpenseExampleYear05	1,095
10 years	rr_ExpenseExampleYear10	2,419
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,419
RARE Global Infrastructure Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.70%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	771
10 years	rr_ExpenseExampleYear10	1,748
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	425
5 years	rr_ExpenseExampleNoRedemptionYear05	771
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,748
RARE Global Infrastructure Value Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.63%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	401
5 years	rr_ExpenseExampleYear05	732
10 years	rr_ExpenseExampleYear10	1,669
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	401
5 years	rr_ExpenseExampleNoRedemptionYear05	732
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,669

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.
[6]	The Fund’s management fees have been restated to reflect current fees.
[7]	"Other expenses" for Class A, I and IS shares have been restated to reflect expenses as of March 31, 2018.
[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.35% for Class A shares, 1.55% for Class A2 shares, 2.10% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[9]	“Other expenses” for Class A2, C, FI and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.